Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Major Subsidiaries, Variable Interest Entities and Variable Interest Entities's Subsidiaries Ownership

In 2015, the Company's major subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

Name	Date of incorporation and acquisition	Place of incorporation	Percentage of direct or indirect economic ownership
Wholly owned and majority owned subsidiaries of the Company:
China Classified Network Corporation (“CCNC BVI”)	January 5, 2010	British Virgin Islands	100%
China Classified Information Corporation Limited (“CCIC HK”)	January 18, 2010	Hong Kong	100%
Beijing Chengshi Wanglin Information Technology Co., Ltd. (“Wanglin”)	March 8, 2010	PRC	100%
58 Tongcheng Information Technology Co., Ltd. ("58 Technology")	March 15, 2012	PRC	100%
Anjuke Inc. (“Anjuke”)	March 2, 2015	Cayman	100%
Ruiting Network Technology (Shanghai) Co., Ltd. (“Shanghai Ruiting”)	March 2, 2015	PRC	100%
58 Daojia Inc. (“58 Home”)	January 26, 2015	British Virgin Islands	*
Beijing 58 Daojia Information Technology Co., Ltd. (“Beijing 58 Home”)	July 10, 2015	PRC	*
58.com Holdings Inc. (“58 Holdings”)	July 11, 2014	British Virgin Islands	100%
Falcon View Technology (“Ganji”)	August 6, 2015	Cayman	**
Beijing Yangguang Gudi Science Development Co., Ltd. (“Yangguang Gudi”)	August 6, 2015	PRC	**

VIEs and VIEs’ subsidiaries:
Beijing 58 Information Technology Co., Ltd. (“Beijing 58”)	December 12, 2005	PRC	100%
58 Co., Ltd.	July 28, 2011	PRC	100%
Shanghai Ruijia Information Technology Co., Ltd.	March 2, 2015	PRC	100%
Tianjin 58 Daojia Life Services Co., Ltd. (“Tianjin 58 Home”)	August 19, 2014	PRC	*
Beijing 58 Auto Technology Co., Ltd. (formerly known as Beijing Leftbrain Network Technology Co., Ltd. (“Leftbrain”))	November 26, 2015	PRC	70%
Beijing Shanjing Kechuang Network Technology Co., Ltd. (“Shanjing Kechuang”)	August 6, 2015	PRC	**

* 58 Home completed its Series A equity financing in November 2015. As certain approval rights were granted to a noncontrolling preference shareholder and such rights were considered as substantive participating rights in accordance with ASC 810-10, accordingly, the Company deconsolidated 58 Home and its subsidiaries and VIE upon completion of the transaction. See Note 5 for more information.

** Falcon View Technology, or Ganji, is the holding company of the PRC entities operating Ganji.com, a major online local services platform in China. In April 2015, the Company acquired a less than 50% equity stake in Ganji. In August 2015, the Company, as a limited partner, contributed newly issued Class A ordinary shares and cash to several private equity funds, which are managed by investment entities unaffiliated with each other and unaffiliated with the Company. These funds, together with Tencent, acquired all the remaining equity interest in Ganji in August 2015. Since August 2015, the Company has consolidated the financial results of Ganji in its consolidated financial statements. See Note 4(b) for more information.

Schedule of Financial Statement Amounts and Balances for Variable Interest Entities

The following financial statement amounts and balances of the Group's VIEs and VIEs’ subsidiaries were included in the accompanying consolidated financial statements as of December 31, 2014 and 2015 and for the three years ended December 31, 2013, 2014 and 2015:

	As of December 31,
	2014	2015
	US$	US$
Cash and cash equivalents	16,296	69,302
Short-term investments	65,053	15,491
Accounts receivable, net	2,978	26,136
Prepayments and other current assets	8,180	18,519
Property and equipment, net	7,043	14,307
Long-term investments	784	7,077
Intangible assets, net and goodwill	19	2,512,817
Long-term prepayments and other non-current assets	1,942	8,639
Total assets	102,295	2,672,288
Accounts payable	6,698	25,261
Deferred revenues	62,455	115,498
Customer advances and deposits	10,095	58,268
Taxes payable	1,637	2,690
Salary and welfare payable	11,343	38,781
Inter-company payable	78,992	127,345
Accrued expenses and other current liabilities	6,681	12,168
Deferred tax liabilities	—	58,041
Other non-current liabilities	—	308
Total liabilities	177,901	438,360

	For the year ended December 31,
	2013	2014	2015
	US$	US$	US$
Revenue	72,427	101,819	268,076
Net income/(loss)	8,473	(3,944)	(137,077)
Net cash provided by operating activities	4,116	68,132	35,004
Net cash (used in)/provided by investing activities	(1,555)	(56,539)	20,628
Net cash provided by financing activities	—	—	—